CONSOLIDATED STATEMENTS OF LOSS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES
Time charter revenues (note 14b)	$ 123,364	$ 155,591	$ 157,595
Net pool revenues (note 14b and 14e)	62,328	48,158	74,587
Voyage charter revenues	238		2,871
Interest income from investment in term loans (note 5)	11,499	11,323	5,297
Total revenues	197,429	215,072	240,350
OPERATING EXPENSES
Voyage expenses (note 14b and 14e)	4,618	3,449	5,301
Vessel operating expenses (notes 14b and 14c)	89,215	84,089	81,650
Time-charter hire expense	3,950	4,046
Depreciation and amortization	72,365	74,482	77,317
General and administrative (notes 14b and 14d)	14,930	16,125	16,620
Vessel impairment and net loss on sale of vessels (note 18)	352,546	58,034	1,864
Goodwill impairment charge (note 7)		19,294
Total operating expenses	537,624	259,519	182,752
(Loss) income from operations	(340,195)	(44,447)	57,598
OTHER ITEMS
Interest expense (note 14b)	(20,009)	(40,539)	(51,140)
Interest income	50	71	100
Realized and unrealized loss on derivative instruments (note 10)	(7,963)	(27,783)	(28,684)
Other expenses (note 11)	(2,064)	(377)	(1,016)
Total other items	(29,986)	(68,628)	(80,740)
Net loss	$ (370,181)	$ (113,075)	$ (23,142)
Per common share amounts:
Basic and diluted (loss) earnings (note 17)	$ (4.54)	$ (0.15)	$ 0.37
Cash dividends declared	$ 0.40	$ 0.83	$ 1.28
Weighted-average number of Class A and Class B common shares outstanding
Basic and diluted (note 17)	79,539,605	60,770,525	42,330,038